Equity - Summary of Foreign Currency Translation Adjustments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 3,786,961,657	$ 3,462,993,642	$ 3,201,900,783	$ 3,084,065,791
Reserve for Exchange Differences in Translation [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	6,976,383	9,222,933	12,423,692	$ 11,443,966
Reserve for Exchange Differences in Translation [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	6,416,189	8,484,094	9,582,184
Reserve for Exchange Differences in Translation [Member] | Electrogas [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL			1,875,303
Reserve for Exchange Differences in Translation [Member] | GNL Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 560,194	$ 738,839	328,447
Reserve for Exchange Differences in Translation [Member] | GNL Quintero S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL			$ 637,758